As filed with the Securities and Exchange Commission on October 27, 2011
1933 Act Registration No. 333-172328
1940 Act Registration No. 811-08517

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

POST-EFFECTIVE AMENDMENT NO. 1 /X/

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

AMENDMENT NO. 278 /X/

Lincoln Life Variable Annuity Account N
(Exact Name of Registrant)

Lincoln InvestmentSolutionsSM

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, Including Area Code: (260) 455-2000

Peter P. Feeley, Esquire
The Lincoln National Life Insurance Company
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Name and Address of Agent for Service)

Copy to:
Scott C. Durocher, Esquire
 The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:
/ /  immediately upon filing pursuant to paragraph (b) of Rule 485
/ /  on _______________, pursuant to paragraph (b) of Rule 485
/ /  60 days after filing pursuant to paragraph (a)(1) of Rule 485
/x/  on December 30, 2011, pursuant to paragraph (a)(1) of Rule 485

Title of Securities being registered:
Interests in a separate account under individual flexible
payment deferred variable annuity contracts.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N

Lincoln InvestmentSolutionsSM Variable Annuity

Supplement dated ____,  2012 to the Prospectus dated May 1, 2011, as supplemented

This supplement to the prospectus for your individual variable annuity contract introduces, Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, available beginning ________, 2012, or when approved in your state. This supplement is for informational purposes and requires no action on your part unless you wish to elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds.

OVERVIEW

Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds is an optional feature available under Lincoln Lifetime IncomeSM Advantage 2.0 and is available to contractowners who invest their contract value in specific subaccounts.  This feature provides a higher Guaranteed Annual Income percentage than you would receive under Lincoln Lifetime IncomeSM Advantage 2.0, based on your age and the number of years you have owned Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, before taking any withdrawals. There is no additional charge for Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds.  In order to elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, you must allocate 100% of your contract value among one or more of the following subaccounts only: [TBD].

All other terms of Lincoln Lifetime IncomeSM Advantage 2.0 remain unchanged.

DESCRIPTION OF CHANGES

The following discussion describes changes that are incorporated into the specified sections of your May 1, 2011 prospectus.

Special Terms – The following definition is added to the Lincoln Lifetime IncomeSM Advantage 2.0 definition in the Special Terms section of the prospectus:

Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds is an optional feature under Lincoln Lifetime Income Advantage 2.0. Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds provides a Guaranteed Annual Income amount percentage based upon your age and the number of years you have owned Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds before taking any withdrawals.

Summary Of Common Questions - The following paragraph is inserted in the Summary of Common Questions section of the prospectus, immediately following the paragraph titled “What is Lincoln Lifetime IncomeSM Advantage 2.0?”

What is Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds?  Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds is an optional feature under Lincoln Lifetime IncomeSM Advantage 2.0. Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds provides a Guaranteed Annual Income amount percentage based upon your age and the number of years you have owned Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds before taking any withdrawals. Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds is only available with Lincoln Lifetime IncomeSM Advantage 2.0, and, if elected, 100% of contract value must be allocated among specified subaccounts. There is no additional charge for Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds. See The Contracts – Lincoln Lifetime IncomeSM Advantage 2.0 – Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds. By electing this feature you will be subject to specific Investment Requirements. See The Contracts - Investment Requirements.

Investment Requirements. The following paragraph is added to the end of the Investment Requirements section of your prospectus:

If you elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, you must allocate 100% of your contract value among one or more of the following subaccounts only: [TBD]. You must comply with the Investment Requirements during the period of time you own the Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds (the minimum time period for ownership, if any, is specified under the termination section of this rider). After that period, if you no longer comply with the Investment Requirements, the rider will be terminated. See Lincoln Lifetime IncomeSM Advantage 2.0 – Termination for more information.

The Contracts – Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0.   The following section is inserted at the end of the Withdrawal Amount section and before the Nursing Home Enhancement section:

Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds. Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds is an optional feature under Lincoln Lifetime IncomeSM Advantage 2.0. Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds provides a Guaranteed Annual Income amount percentage based upon your age and the number of years you have owned Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds before taking withdrawals, as shown in the table below.

Guaranteed Annual Income Percentages under Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds
Age (Single Life Option)	Guaranteed Annual Income Percentage if first Withdrawal occurs in Benefit Years 0-5	Guaranteed Annual Income Percentage if first Withdrawal occurs in Benefit Years 6-10	Guaranteed Annual Income Percentage if first Withdrawal occurs in Benefit Years 11+	Age (Joint Life Option)	Guaranteed Annual Income Percentage if first Withdrawal occurs in Benefit Years 0-5	Guaranteed Annual Income Percentage if first Withdrawal occurs in Benefit Years 6-10	Guaranteed Annual Income Percentage if first Withdrawal occurs in Benefit Years 11+
[x]-[x]	[x]%	[x]%	[x]%	[x]-[x]	[x]%	[x]%	[x]%
[x]-[x]	[x]%	[x]%	[x]%	[x]-[x]	[x]%	[x]%	[x]%
[x+]	[x]%	[x]%	[x]%	[x+]	[x]%	[x]%	[x]%

The Guaranteed Annual Income percentage is determined at the time you make your first withdrawal after selecting Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds.  If you (or younger of you and your spouse if the joint life option is elected) are under age 55 at the time Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds is elected, the initial Guaranteed Annual Income amount will be zero regardless of whether or not you elected Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds. However, if you (or the younger of you and your spouse if the joint life option is elected) are age 55 or older at the time Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds is elected, then the initial Guaranteed Annual Income amount will be equal to a percentage of the Income Base based on your age (or younger of you and your spouse if the joint life option is elected) and the number of years you have owned Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds. For example, if you elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds at age 55 (single life option) and take no withdrawals until age 62 (5+ Benefit Years later), your Guaranteed Annual Income amount percentage would be set at XX%. If you elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds at age 55 (single life option) and take no withdrawals until age 66 (10+ Benefit Years later), your Guaranteed Annual Income amount percentage would be set at XX%.

After your Guaranteed Annual Income amount percentage is determined under Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, the Guaranteed Annual Income amount percentage will only increase on a Benefit Year Anniversary on or after you have reached an applicable higher age band and after there has also been an Automatic Annual Step-up. If you have reached an applicable age band and there has not also been an Automatic Annual Step-up, then the Guaranteed Annual Income amount percentage will not increase until the next Automatic Annual Step-up occurs. For example, if at 78 (single life option) your Guaranteed Annual Income amount percentage was set at XX%, and at age 81 you had an Account Value Step-up, your Guaranteed Annual Income amount percentage would be XX%. See Lincoln Lifetime IncomeSM Advantage 2.0 – Withdrawal Amount - for further information.

Availability. Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds will be available for new contractowners beginning on March [x], 2012, and will be available to existing contractowners beginning May [X], 2012. If you are an existing contractowner and have elected a Living Benefit rider, you will have 30 days prior to or after your first Benefit Year Anniversary to terminate your current Living Benefit Rider and elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds without adhering to the termination rules. Otherwise, to elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, you must first terminate your existing Living Benefit Rider, subject to the termination rules, before you will be able to elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds. See Lincoln Lifetime IncomeSM Advantage 2.0 – Termination, for more information about termination.  Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds is not available for election prior to age [x].

The Contracts – Living Benefit Riders – Guaranteed Income Benefit with i4LIFE® Advantage.  Contractowners with an active Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds may decide to drop Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds and purchase i4LIFE® Advantage with Guaranteed Income Benefit (version 4). If you elected Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, you may receive a higher percentage for calculating the initial Guaranteed Income Benefit that you would have received under Lincoln Lifetime IncomeSM Advantage 2.0, based upon your age and the number of years you owned Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, without taking withdrawals. The following disclosure describes how the amount of the Guaranteed Income Benefit percentage is calculated under the Guaranteed Income Benefit with i4LIFE® Advantage (version 4) for contractowners who elected the Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds option.

The following chart and disclosure is added to the Guaranteed Income Benefit (version 4) paragraph of the Guaranteed Income Benefit with i4LIFE® Advantage section of your prospectus, immediately following the footnote of the existing chart titled “Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit”.

Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds

If you elected Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, the percentage for calculating the initial Guaranteed Income Benefit will be based upon your age and the number of years you owned Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, without taking withdrawals. The age-band is determined at the time of the first withdrawal made under Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds. For example, if you elect Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds at age 55 and do not take any withdrawals until you elect i4LIFE® Advantage with Guaranteed Income Benefit (version 4) at age 66 (10+ years later), your Guaranteed Income Benefit percentage would be set at [x]%.

Age (Single and Joint Life Options)	Percentage of Account Value or Income Base *

	Guaranteed Income Benefit Percentage if first Withdrawal occurs in Benefit Years 0-5	Guaranteed Income Benefit Percentage if first Withdrawal occurs in Benefit Years 6-10	Guaranteed Annual Income Percentage if first Withdrawal occurs in Benefit Years 11+
[x]-[x]	[x]%	[x]%	[x]%
[x]-[x]	[x]%	[x]%	[x]%
[x]-[x]	[x]%	[x]%	[x]%
[x]-[x]	[x]%	[x]%	[x]%
[x]-[x]	[x]%	[x]%	[x]%
[x] +	[x]%	[x]%	[x]%

*Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the effective date of Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds (if there has not been any Automatic Step-up) if greater than the contract value to establish the initial Guaranteed Income Benefit.

***

Please keep this Supplement with your prospectus for future reference.

Part A

The prospectus for the Lincoln InvestmentSolutionsSM variable annuity is incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-172328) filed on August 2, 2011.

Part B

The Statement of Additional Information for the Lincoln InvestmentSolutionsSM variable annuity is incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-172328) filed on August 2, 2011.

Lincoln Life Variable Annuity Account N
PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

1. Part A
The Table of Condensed Financial Information is included in Part A of this Registration Statement. (Not Applicable)

2. Part B
The following financial statements for the Variable Account are included in Part B of this Registration Statement: (To Be Filed by Amendment)

Statement of Assets and Liabilities - December 31, 2010
Statement of Operations - Year ended December 31, 2010
Statements of Changes in Net Assets - Years ended December 31, 2010 and 2009
Notes to Financial Statements - December 31, 2010
Report of Independent Registered Public Accounting Firm

3. Part B
The following consolidated financial statements for The Lincoln National Life Insurance Company are included in Part B of this Registration Statement: (To Be Filed by Amendment)

Consolidated Balance Sheets - Years ended December 31, 2010 and 2009
Consolidated Statements of Income - Years ended December 31, 2010, 2009 and 2008
Consolidated Statements of Shareholder’s Equity - Years ended December 31, 2010, 2009 and 2008
Consolidated Statements of Cash Flows - Years ended December 31, 2010, 2009 and 2008
Notes to Consolidated Financial Statements - December 31, 2010
Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

(1) Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account N incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 25, 1997.

(2) Not Applicable

(3) (a) Broker-Dealer Selling Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-170897) filed on April 8, 2011.

(b) Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(4) (a) Annuity Contract (30070-A) incorporated herein by reference to Registration Statement on Form N-3 (File No. 333-138190) filed on October 26, 2006.
(b) Contract Specifications (30070-CD-A 8/03) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-172328) filed on August 2, 2011.
(c) Annuity Payment Option Rider (32147) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.
(d) Interest Adjusted Fixed Account Rider (32143) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

(e) DCA Fixed Account Rider (32145) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-135039) filed on June 15, 2006.(f) IRA Contract Amendment (28877-E) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

(f) IRA Contract Amendment (28877) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 40937) filed on April 24, 2003.
(g) Roth IRA Endorsement (5305) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.
(h) Section 403(b) Annuity Endorsement (32481-I 12/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.
(i) Estate Enhancement Benefit Rider (32151-A) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-35780) filed on April 22, 2003.
(j) EGMDB Rider (32149 5/03) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-35780) filed on April 22, 2003.
(k) Guarantee of Principal Rider (32148 5/03) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-35780) filed on April 22, 2003.
(l) Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Post-Effective Amendment No. 25 (File No. 333-40937) filed on April 13, 2007.
(m) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 19, 2006.
(n) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 ( File No. 333-36136) filed on April 4, 2006.
(o) Variable Annuity Rider (LSSA 7/06) incorporated herein by reference to Post-Effective Amendment No. 25 (File No. 333-40937) filed on December 21, 2006.
(p) SmartIncome Rider and Amendment (AE 525 2/09) incorporated herein by reference to Post-Effective Amendment No. 38 (File No. 333-61554) filed on November 20, 2009.
(q) Variable Annuity Living Benefits Rider (LINC 2.0) (AR-529 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(r) Guaranteed Income Benefit Rider (GIB v4) (AR-528 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(s) Contract Benefit Data (CBD 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(t) Variable Annuity Payment Option Rider (I4LA-NQ 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(u) Variable Annuity Payment Option Rider (I4LA-Q 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(5) Application (ANF06747 1/08) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-172328) filed on August 2, 2011.

(6) (a) Articles of Incorporation of The Lincoln National Life Insurance Company incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 24, 1996.
(b) By-laws of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.

(7) (a) Automatic Indemnity Reinsurance Agreement Amended and Restated as of October 1, 2009 between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 43 (File No. 033-26032) filed on April 7, 2010.

(b) Automatic Reinsurance Agreement dated July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-138190) filed on April 8, 2008.

(i) Amendments to Automatic Reinsurance Agreement dated July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 40 (File No. 333-40937) filed on April 7, 2010.

(8) (a) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:
(i) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2011.
(ii)Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.
(iii) DWS Variable Series II incorporated herein by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.
(iv)Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.
(b) Rule 22c-2 Agreements between The Lincoln National Life Insurance Company and:
(i) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-61554) filed on March 16, 2009.
(ii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(c) Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York is incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

(9) Opinion and Consent of Mary Jo Ardington, Associate General Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-172328) filed on August 2, 2011.

(10) (a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm (To Be Filed by Amendment)

(b) Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-172328) filed on August 2, 2011.

(11) Not applicable

(12) Not applicable

(13) Organizational Chart of the Lincoln National Insurance Holding Company System incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-174367) filed on September 1, 2011.

Item 25. Directors and Officers of the Depositor
The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln Life Variable Annuity Account N as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.
Name	Positions and Offices with Depositor
Dennis R. Glass**	President and Director
Chuck C. Cornelio***	Executive Vice President, Chief Administrative Officer and Director
Randal J. Freitag**	Executive Vice President, Chief Financial Officer and Director
Frederick J. Crawford**	Executive Vice President and Director
Mark E. Konen***	Executive Vice President and Director
Keith J. Ryan*	Vice President and Director
Charles A. Brawley, III**	Vice President and Secretary
C. Phillip Elam, II***	Senior Vice President and Chief Investment Officer
Anant Bhalla**	Senior Vice President and Treasurer
*	Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802
**	Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
***	Principal business address is 100 North Greene Street, Greensboro, NC 27401

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners
As of September 30, 2011 there were 197,738 contract owners under Account N.

Item 28. Indemnification
(a) Brief description of indemnification provisions.
In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.
In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.
Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.
(b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a) Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Variable Insurance Products Trust; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B.

b) Officers and Directors of Lincoln Financial Distributors, Inc.

Name	Positions and Offices with Underwriter
Wilford H. Fuller*	President, Chief Executive Officer and Director
David M. Kittredge*	Senior Vice President
Anant Bhalla*	Vice President and Treasurer
Patrick J. Caulfield**	Vice President and Chief Compliance Officer
Joel Schwartz*	Senior Vice President and Director
Keith J. Ryan***	Vice President and Chief Financial Officer
Patricia A. Insley*	Senior Vice President and Director
Thomas P. O'Neill*	Senior Vice President and Director
Linda E. Woodward***	Secretary

*	Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
**	Principal Business address is 350 Church Street, Hartford, CT 06103
***	Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

(c) N/A

Item 30. Location of Accounts and Records
All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258.

Item 31. Management Services
Not Applicable.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and the State of Indiana on this 27th day of October, 2011.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N
(Registrant)
Lincoln InvestmentSolutionsSM Variable Annuity
By: /s/ Delson R. Campbell
Delson R. Campbell
       Vice President, The Lincoln National Life Insurance Company
       (Title)

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By:  /s/ Brian A. Kroll
                                                                Brian A. Kroll
       (Signature-Officer of Depositor)
Senior Vice President, The Lincoln National Life Insurance Company
(Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on October 27, 2011.

Signature	Title

*___________________________________ Dennis R. Glass	President and Director (Principal Executive Officer)
*___________________________________ Randal J. Freitag	Executive Vice President, Chief Financial Officer and Director (Principal Financial Officer)
*___________________________________ Charles C. Cornelio	Executive Vice President, Chief Administrative Officer and Director
*__________________________________ C. Phillip Elam, II	Senior Vice President and Chief Investment Officer
*___________________________________ Frederick J. Crawford	Executive Vice President and Director
*___________________________________ Mark E. Konen	Senior Vice President and Director
*__________________________________ Keith J. Ryan	Vice President and Director
* By /s/ Delson R. Campbell, Pursuant to a Power of Attorney Delson R. Campbell